Marketable Securities – InterCure Ltd	6 Months Ended
Jun. 30, 2021
Marketable Securities - InterCure Ltd [Abstract]
MARKETABLE SECURITIES – InterCure Ltd
NOTE 6:	MARKETABLE SECURITIES – InterCure Ltd

a.	All marketable securities held by the Company constitute Level 1 financial instruments, as defined in IFRS 13 - “Fair Value Measurement”. Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date.

b.	The Company holds the following financial instruments:

	June 30,	December 31,
	2021	2020
	U.S. dollars in thousands

Marketable securities – InterCure Ltd	3,379	2,411

The entire investment in marketable securities is classified as a financial asset at fair value through profit or loss. As of December 31, 2020 the Company holds approximately 1.76% of InterCure Ltd’s shares (the shares are traded at the Tel-Aviv Stock Exchange - “TASE”).

c.	Changes in marketable securities for the six months ended June 30, 2021 and the year ended December 31, 2020 were all from changes in the fair value (no sales occurred).